Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ (1,808)	$ (1,268)	$ (231)
Effect of asset limitation and minimum funding requirement	(134)	(2)	(2)
Net asset (liability) at end of year	(1,942)	(1,270)	(233)
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	476	459	400
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	9,873	9,248	7,868
Fair value of assets	8,541	8,439	8,037
Excess (deficit) of fair value of assets over total benefit obligation	(1,332)	(809)	169
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,262)	(1,264)	(1,134)
Net asset (liability) at end of year	(1,262)	(1,264)	(1,134)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	1,139	1,157	1,101
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	281	300	273
Fair value of assets	158	193	240
Excess (deficit) of fair value of assets over total benefit obligation	$ (123)	$ (107)	$ (33)